EVENTS AFTER THE REPORTING PERIOD (Details - Shares Issued for Cash) - USD ($)	4 Months Ended		12 Months Ended
	Apr. 30, 2022	Apr. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from sale of future shares			$ 953,087
Shares Issued for Cash | GeniusU
Disclosure of non-adjusting events after reporting period [line items]
Aggregate non-controlling interest sold (as a percent)	0.61%			2.45%
Proceeds from sale of future shares	$ 2,652,577	$ 1,528,000
Aggregate issuance costs incurred	$ 53,052	$ 30,560